SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

12.	SUBSEQUENT EVENTS

In August 2026, the Board of Directors declared a dividend of $2.61 per share for the three months ended June 30, 2026. The record date for the dividend will be September 18, 2026, the ex-dividend date is expected to be September 18, 2026, for shares listed on the New York Stock Exchange and September 17, 2026, for shares listed on the Oslo Stock Exchange, and the dividends are scheduled to be paid on or about September 28, 2026.

In addition to the above, following the completion of the sale of the two VLCCs, as described in Note 5, the Board of Directors has declared a special one-time dividend of $0.80 per share. The record date, ex-dividend dates and payment date for the dividend will align with the previously declared dividend for the second quarter of 2026.

Refer to Note 5, Note 6 and Note 8 for details of other transactions subsequent to June 30, 2026 pertaining to vessel sales, time charter-out contracts, newbuilding deliveries and debt financing.